Income Taxes	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
17. Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	2020	2021	2022
Income before income taxes:
Japan	¥223,327	¥171,569	¥311,351
Overseas	189,234	115,992	193,525

	¥412,561	¥287,561	¥504,876

Provision for income taxes:
Current—
Japan	¥55,577	¥45,262	¥136,623
Overseas	35,370	19,967	38,433

	90,947	65,229	175,056

Deferred—
Japan	9,643	10,642	(631)
Overseas	5,247	14,876	12,839

	14,890	25,518	12,208

Provision for income taxes	¥105,837	¥90,747	¥187,264

In fiscal 2020, 2021 and 2022, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.5%.
Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	2020	2021	2022
Income before income taxes	¥412,561	¥287,561	¥504,876

Tax provision computed at the statutory rate	¥129,957	¥90,582	¥159,036
Increases (reductions) in taxes due to:
Change in valuation allowance	2,505	6,808	11,464
Nondeductible expenses	4,319	2,751	4,066
Nontaxable income	(3,612)	(1,629)	(2,611)
Effect of lower tax rates on certain subsidiaries	(24,862)	(12,895)	(16,584)
Effect of investor taxes on earnings of subsidiaries	3,039	4,590	8,155
Effect of the tax law and rate changes	(6,642)	1,158	(142)
Effect of sale or liquidation of subsidiaries	307	878	25,642
Other, net	826	(1,496)	(1,762)

Provision for income taxes	¥105,837	¥90,747	¥187,264

The effective income tax rate is different from the statutory income tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries, the effect of tax law changes and effect of sale or liquidation of subsidiaries.
Total income tax expense recognized in fiscal 2020, 2021 and 2022 was allocated as follows:

	Millions of yen
	2020	2021	2022
Provision for income taxes	¥105,837	¥90,747	¥187,264
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(7,016)	(6,212)	(21,897)
Net change of debt valuation adjustments	340	(349)	(131)
Net change of defined benefit pension plans	448	2,615	4,889
Net change of foreign currency translation adjustments	10,276	(13,958)	(17,347)
Net change of unrealized gains (losses) on derivative instruments	(2,163)	1,883	4,734
Adjustments to retained earnings for changes in accounting principles*	0	(17,113)	(215)
Other direct adjustments to shareholders’ equity	0	1,521	214

Total income tax expense	¥107,722	¥59,134	¥157,511

*
The amount for fiscal 2021 reflects the tax effect of the adoption of Accounting Standards Update
2016-13
(“Measurement of Credit Losses on Financial Instruments”—ASC 326 (“Financial Instruments—Credit Losses”)). The amount for fiscal 2022 reflects the tax effect of the adoption of Accounting Standards Update
2019-12
(“Simplifying the Accounting for Income Taxes”—ASC 740 (“Income Taxes”)). For further information about Income Taxes, see Note 1 “Significant Accounting and Reporting Policies (aa) New accounting pronouncements.”

The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities as of March 31, 2021 and 2022 are as follows:

	Millions of yen
	2021	2022
Assets:
Net operating loss carryforwards	¥25,083	¥32,914
Allowance for credit losses	25,322	23,381
Investment in securities	9,983	6,685
Accrued expenses	24,393	23,900
Investment in operating leases	12,911	15,099
Property under facility operations	8,480	27,358
Installment loans	4,392	4,361
Unrealized losses on investment in securities	7,859	29,372
Lease liabilities	85,422	77,367
Other	61,002	91,837

	264,847	332,274
Less: valuation allowance	(21,560)	(35,155)

	243,287	297,119
Liabilities:
Net investment in Leases	9,705	13,501
Investment in operating leases	111,102	121,337
Unrealized gains on investment in securities	2,502	2,505
Deferred insurance policy acquisition costs	69,249	73,077
Policy liabilities and policy account balances	62,274	74,939
Property under facility operations	10,183	21,931
Other intangible assets	112,234	108,257
Undistributed earnings	38,408	59,134
Prepaid benefit cost	12,187	14,483
Advances paid	11,742	8,647
Right-of-use assets	86,064	77,003
Other	19,973	22,081

	545,623	596,895

Net deferred tax liability	¥302,336	¥299,776

Net deferred tax assets and liabilities at March 31, 2021 and 2022 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2021	2022
Other assets	¥38,954	¥46,065
Income taxes: Deferred	341,290	345,841

Net deferred tax liability	¥302,336	¥299,776

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with operating loss carryforwards. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning
strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2022. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥2,213 million in fiscal 2020, increases of ¥6,191 million in fiscal 2021, and increases of ¥13,595 million in fiscal 2022. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were ¥890 million in fiscal 2020, ¥553 million in fiscal 2021 and ¥1,742 million in fiscal 2022. The adjustments to the beginning-of-the-year
amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net decreases of ¥576 million in fiscal 2020 (increases of ¥942 million and decreases of ¥1,518 million on a gross basis), net decreases of ¥743 million in fiscal 2021 (increases of ¥1,032 million and decreases of ¥1,775 million on a gross basis), and net increases of ¥436 million in fiscal 2022 (increases of ¥1,947 million and decreases of ¥1,511 million on a gross basis), respectively.
The Company and certain subsidiaries have net operating loss carryforwards of ¥278,571 million at March 31, 2022, which expire as follows:

Years ending March 31,	Millions of yen
2023	¥8,346
2024	17,768
2025	20,038
2026	24,902
2027	12,168
Thereafter	145,823
Indefinite period	49,526

Total	¥278,571

The unrecognized tax benefits as of March 31, 2021 and 2022 were not material. The Company and its subsidiaries do not believe that it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2022.
The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2021 and 2022, and in the consolidated statements of income for the fiscal 2020, 2021 and 2022 were not material.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2021, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2018, respectively.
Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2019. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2016.